Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
COMMON STOCKS — 96.8%
ARGENTINA — 5.4%
MercadoLibre, Inc.*	12,542	$6,127,770
CHINA — 24.7%
Alibaba Group Holding Ltd. ADR*	46,220	8,988,866
Meituan Dianping, Class B *	433,400	5,166,668
NIO, Inc. ADR*	114,915	319,464
Ping An Insurance Group Co. of China Ltd., Class H	268,000	2,617,358
Tencent Holdings Ltd.	182,600	9,025,482
Trip.com Group Ltd. ADR*	78,882	1,849,783
		27,967,621
DENMARK — 2.0%
Genmab A/S*	11,410	2,291,911
FRANCE — 9.6%
Hermes International	5,343	3,635,440
Kering	10,818	5,640,650
L’Oreal SA	6,008	1,554,937
		10,831,027
GERMANY — 9.7%
Delivery Hero SE*	93,718	6,890,542
Zalando SE*	108,683	4,096,277
		10,986,819
HONG KONG — 1.1%
AIA Group Ltd.	144,200	1,291,259
ITALY — 4.9%
Ferrari NV	36,226	5,580,074
JAPAN — 7.0%
M3, Inc.	175,600	5,179,697
SoftBank Group Corp.	77,900	2,757,846
		7,937,543
NETHERLANDS — 10.2%
ASML Holding NV	43,882	11,567,955
SPAIN — 2.4%
Industria de Diseno Textil SA	104,304	2,702,898
SWEDEN — 2.1%
Atlas Copco AB, B Shares	40,704	1,184,053
Kinnevik AB, B Shares	73,400	1,197,111
		2,381,164
UNITED KINGDOM — 0.1%
Funding Circle Holdings PLC*	172,339	117,734
UNITED STATES — 17.6%
Amazon.com, Inc.*	2,819	5,496,261
Illumina, Inc.*	14,949	4,082,871

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
NVIDIA Corp.	6,030	$1,589,508
Spotify Technology SA*	30,248	3,673,317
Tesla, Inc.*	9,619	5,040,356
		19,882,313
TOTAL INVESTMENTS — 96.8%
(cost $108,878,687)		$109,666,088
Other assets less liabilities — 3.2%		3,625,327
NET ASSETS — 100.0%		$113,291,415

*	Non-income producing security.

ADR	-	American Depositary Receipt

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International Concentrated Growth Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$37,285,930	$72,380,158	$–	$109,666,088
Total	$37,285,930	$72,380,158	$–	$109,666,088

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.